Restructuring, Acquisition and Integration-Related Costs Restructuring, Acquisition and Integration-Related Costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Severance and retention costs	$ 4,727	$ 1,547
Integration-related Costs	5,002	1,151
Transaction-related Costs	104	839
Facility-related Costs	1,568	165
Legacy plan restructuring costs	0	(181)
Restructuring, acquisition and integration-related costs	$ 11,401	$ 3,521